Mar. 02, 2020
PF Emerging Markets Fund
PF Emerging Markets Fund

SUPPLEMENT DATED MARCH 2, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

PF Emerging Markets Fund – In the Principal Investment Strategies subsection, the following is added at the end of the second paragraph:

The Fund may invest directly in certain eligible China A shares.

In addition, in the Principal Risks subsection, the following risk is added alphabetically:

·                 China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.